Leases - Schedule of Future Minimum Payments Under the Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments Under the Operating Leases [Abstract]
Remainder of 2026	$ 1,278
2027	2,453
2028	2,417
2029	2,141
2030	1,044
Thereafter	17
Total lease payments	9,350
Less: imputed interest	(633)
Total operating lease liabilities, net of interest	$ 8,717	$ 8,976